K&L Gates LLP

70 W. Madison St., Ste. 3100

Chicago, IL 60602

July 27, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen High Income 2020 Target Term Fund

Ladies and Gentlemen:

On behalf of the Nuveen High Income 2020 Target Term Fund (the “Fund”), we are transmitting for electronic filing pre-effective amendment no. 4 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 or Fatima Sulaiman at (202) 778-9082 with any question or comments concerning these materials.

Very truly yours,

/s/ David P. Glatz
David P. Glatz

Copies to:
E. Fess (w/encl.)
D. Wohl (w/encl.)
K. McCarthy (w/encl.)